Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information (Parent Company Only)
Schedule of Condensed Balance Sheets

	December 31,
	2025	2024

	(In thousands)
Assets
Cash and cash equivalents	$15,979	$14,598
Investment in the Bank	73,862	69,403
Other assets	5,661	3,931

Total assets	$95,502	$87,932

Liabilities and Stockholders’ Equity
Subordinated debentures	$23,909	$23,847
Other liabilities	1,078	628
Stockholders’ equity	70,515	63,457

Total liabilities and stockholders’ equity	$95,502	$87,932

Schedule of Condensed Statements of Income and Comprehensive Income

	Year Ended December 31,
	2025	2024

	(In thousands)
Operating Income
Dividends from subsidiary	$11,435	$11,159
Interest and dividend income from securities, federal funds and fees	—	1

Total operating income	11,435	11,160

General, Administrative and Other Expenses	4,496	5,076

Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	6,939	6,084

Income Tax Benefits	813	1,158

Income Before Equity in Undistributed Income of Subsidiary	7,752	7,242

Equity in Undistributed Income of Subsidiary	1	160

Net Income	$7,753	$7,402

Comprehensive Income	$12,502	$4,780

Schedule of Condensed Statements of Cash Flows

	Year Ended December 31,
	2025	2024

	(In thousands)
Operating Activities
Net income	$7,753	$7,402
Items not requiring (providing) cash
Equity in undistributed income of subsidiary	(1)	(160)
Amortization of share-based compensation plans	357	884
Net change in other assets and other liabilities	(927)	178

Net cash provided by operating activities	7,182	8,304

Investing Activities

Net cash used in investing activities	—	—

Financing Activities
Repurchase of common stock	(317)	(687)
Cash dividends paid	(5,484)	(5,113)

Net cash used in financing activities	(5,801)	(5,800)

Net Change in Cash and Cash Equivalents	1,381	2,504

Cash and Cash Equivalents at Beginning of Year	14,598	12,094

Cash and Cash Equivalents at End of Year	$15,979	$14,598